CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 442,588	$ 338,301	$ 265,945
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	205,020	167,360	176,546
Share-based compensation	182,067	176,658	182,704
Accrued severance pay, net	3,050	789	1,171
Amortization of premium, discount and accrued interest on marketable securities	(9,861)	2,480	8,322
Deferred taxes, net	(40,261)	(66,620)	(52,618)
Changes in operating assets and liabilities:
Trade receivables, net	(61,025)	(34,292)	(129,712)
Prepaid expenses and other current assets	25,040	73,052	(31,673)
Trade payables	43,965	3,426	19,923
Accrued expenses and other current liabilities	41,952	(55,703)	33,684
Operating lease right-of-use assets	12,951	12,518	20,393
Deferred revenue	3,049	(45,947)	6,417
Realized loss on marketable securities, net	0	12,271	0
Operating lease liabilities	(13,291)	(11,100)	(26,191)
Amortization of discount on long-term debt	1,834	4,615	4,582
Loss from extinguishment of debt	0	53	1,206
Change in fair value of contingent consideration	(3,054)	(18,258)	0
Other	(1,383)	1,827	(984)
Net cash provided by operating activities	832,641	561,430	479,715
Cash flows from investing activities:
Purchase of property and equipment	(34,962)	(29,205)	(31,893)
Purchase of investments	(938,154)	(230,263)	(396,297)
Proceeds from investments	705,332	436,044	355,560
Payments for business acquisitions, net of cash acquired	(64,816)	(415,185)	(29,724)
Capitalization of internal use software costs	(64,805)	(54,974)	(49,997)
Net cash used in investing activities	(397,405)	(293,583)	(152,351)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options	3,063	2,570	953
Purchase of treasury shares	(369,196)	(288,443)	(144,944)
Dividends paid to non-controlling interest	(3,036)	(1,771)	(376)
Repayment of debt	(192,108)	(2,628)	(20,132)
Proceeds from settlement of debt hedge option	104,673	0	0
Net cash used in financing activities	(456,604)	(290,272)	(164,499)
Effect of exchange rate changes on cash	(6,914)	2,643	(8,425)
Net change in cash, cash equivalents and restricted cash	(28,282)	(19,782)	154,440
Cash, cash equivalents and restricted cash at the beginning of the year	513,314	533,096	378,656
Cash, cash equivalents and restricted cash at the end of the year	485,032	513,314	533,096
Reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheet:
Cash and cash equivalents	481,712	511,795	529,596
Restricted cash included in other current assets	3,320	1,519	3,500
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	485,032	513,314	533,096
Cash paid during the year for:
Income taxes	120,343	210,445	123,586
Interest	236	1,221	2,974
Non-cash activities:
Change in fair value of contingent consideration	(3,054)	(18,258)	0
Increase in accrued expenses and other liabilities with respect to purchase of treasury shares	$ 0	$ 103	$ 0